Net (Loss) Income Per Common Share (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Basic and diluted net (loss) income per common share calculation:
Net (loss) income	$ (11,828,468)	$ (8,543,847)	$ 1,161,898	$ 223,086
Net loss attributable to common stockholders	$ (11,828,468)	$ (8,543,847)
Weighted-average number of common shares:
Basic (in shares)	971,439	556,220	563,136	542,320
Diluted (in shares)	971,439	556,220	563,136	542,320
Net (loss) income per common share:
Basic (in dollars per share)	$ (12.18)	$ (15.36)	$ 0.00	$ 0.00
Diluted (in dollars per share)	$ (12.18)	$ (15.36)	$ 0.00	$ 0.00